Advisory Research International Small Cap Value Fund
A series of the Investment Managers Series Trust

Supplement dated March 19, 2010 to the
Prospectus dated December 31 2009

The Fund changed its definition of small capitalization companies from “companies included in the MSCI EAFE Small Cap Value Index” to “companies included in the MSCI EAFE Small Cap Index”.

Accordingly the following replaces the 2nd paragraph under the section “Principal Investment Strategies” on page 11 of the Prospectus:

The Fund considers small capitalization companies to be companies with market capitalizations within the range of those companies included in the MSCI EAFE Small Cap Index at the time of purchase.  Because small capitalization companies are defined by reference to an index, the range of market capitalization of companies in which the Fund invests may vary with market conditions.  As of March 18, 2010, the market capitalizations of companies included in the MSCI EAFE Small Cap Index were between $30 million and $4.5 billion.  Investments in companies that move above or below the capitalization range of the MSCI EAFE Small Cap Index may continue to be held by the Fund in the Advisor’s sole discretion.  The Fund’s investments in equity securities may include common stock, preferred stocks and convertible securities.  The Fund invests primarily in equity securities of foreign (non-U.S.) companies located in developed countries but may also invest in emerging markets.

In addition, reference to the “MSCI EAFE Small Cap Value Index” in the 5th paragraph under the same section on page 11 of the Prospectus is replaced with the “MSCI EAFE Small Cap Index”.

The following replaces the section titled “International Small Cap Value Fund” under “Portfolio Managers” on pages 18 and 19 of the Prospectus:

International Small Cap Value Fund

The International Small Cap Value Fund is team managed by Brian M. O’Brien, Jonathan P. Brodsky, Drew Edwards, and Marco P. Priani.

Jonathan P. Brodsky has 11 years of investment experience and serves as a Managing Director of the firm since 2009.  He served as Vice President of ARI from 2004 to 2009.  Prior to joining ARI, he served a non-political appointment in the United States Securities and Exchange Commission’s Office of International Affairs from 2003 to 2004.  Mr. Brodsky began his career in finance as an investment banker for J.P. Morgan Securities, Inc., from 2000 to 2003.  Mr. Brodsky holds a B.A. in political science and an M.A. in international relations from Syracuse University and an M.B.A. and J.D. from Northwestern University.

Drew Edwards has 11 years of investment experience and serves as a Vice President of the firm since joining ARI in 2008.  From 2005 to 2008, Mr. Edwards was an investment professional at Taiyo Pacific Partners, an activist fund manager that focuses on Japanese equities.  Prior to joining Taiyo, he was a finance executive in the healthcare industry from 2002 to 2005 and as an investment banker at Lehman Brothers from 2000 to 2002.  Mr. Edwards holds a B.A. in International Business from Sophia University (Tokyo) and an M.B.A. and J.D. from Northwestern University.

Marco P. Priani, CFA, CPA, FRM, has nine years of investment experience and serves as a Vice President of the firm since joining ARI in 2006.  Prior to joining ARI, from 1993 to 2004 he worked as a partner in the corporate bankruptcy law firm of Priani, Claps & Caamaño in Buenos Aires, Argentina.  Marco holds a J.D. from the Universidad de Buenos Aires, an M.A. in law and finance from the Universidad del CEMA, an M.B.A. in analytic finance and accounting from the University of Chicago, and an LLM from the Northwestern University School of Law.

The following table replaces the table for ARI International Composite under “Prior Performance for Similar Accounts managed by the Advisor” on page 20 of the Prospectus:

Average Annual Total Returns
For the Periods Ended December 31, 2009
ARI International Composite

	One Year	Three Years	Since Inception (1/1/2006)
ARI International Value Composite returns	34.7%	-4.1%	0.7%
MSCI EAFE Small Cap Index	46.8%	-7.6%	-1.5%

The ARI International Value Composite results are based on a limited partnership.  This product is not managed as a separate account.  The composite performance does not represent the historical performance of the International Small Cap Value Fund and should not be interpreted as being indicative of the future performance of the International Small Cap Value Fund.

The following paragraph replaces the second paragraph on page 22 of the Prospectus:

MSCI EAFE Small Cap Index.  The MSCI EAFE Index (Europe, Australasia, Far East) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada.  As of June 2007, the MSCI EAFE Index consisted of the following 21 developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom.

Please file this Prospectus Supplement with your records.

Advisory Research All Cap Value Fund
A series of the Investment Managers Series Trust

Supplement dated March 19, 2010 to the
Prospectus dated December 31 2009

The following table replaces the table for ARI All Cap Value Composite under “Prior Performance for Similar Accounts managed by the Advisor” on page 9 of the Prospectus:

Average Annual Total Returns
For the Periods Ended December 31, 2009
ARI All Cap Value Composite

	One Year	Three Years	Five Years	Since Inception (7/1/2002)
ARI All Cap Value Composite returns	21.5%	-6.9%	2.2%	6.7%
Russell 3000® Value Index	19.8%	-8.9%	-0.2%	4.0%

The composite performance does not represent the historical performance of the All Cap Value Fund and should not be interpreted as being indicative of the future performance of the All Cap Value Fund.

Please file this Prospectus Supplement with your records.

Advisory Research Micro Cap Value Fund
Advisory Research Small Cap Value Fund
Advisory Research Small/Mid Cap Value Fund
Advisory Research All Cap Value Fund
Advisory Research International Small Cap Value Fund
Each a series of the Investment Managers Series Trust

Supplement dated March 19, 2010 to the
Statement of Additional Information dated December 31 2009

The following replaces the “italicized” paragraph on page 1 of the Statement of Additional Information:

Currently, the Advisory Research Micro Cap Value Fund, Advisory Research Small Cap Value Fund, Advisory Research Small/Mid Cap Value Fund, and Advisory Research International Small Cap Value Fund have not commenced operations therefore they are not available for purchase.  The Advisory Research International Small Cap Value Fund will commence operations on March 31, 2010 and will be available for purchase on and after March 31, 2010.

The following replaces the section titled “Portfolio Managers” and “Other Accounts Managed by the Portfolio Managers” on pages 22, 23 and 24 of the Statement of Additional Information:

Portfolio Managers

ARI manages the Funds’ portfolios on a team basis, with portfolio managers Brien M. O’Brien, James M. Langer, Matthew K. Swaim, Eric J. Miller, Jonathan P. Brodsky, Drew Edwards, and Marco P. Priani.

Other Accounts Managed by the Portfolio Managers. The portfolio managers jointly manage other accounts.  Information on these other accounts is as follows.

As of December 31, 2009:

Brien M. O’Brien
			With Advisory Fee Based on Performance
Type of Account	Number of Accounts	Total Assets in Accounts Managed (in millions)	Number of Accounts	Total Assets (in millions)
Registered investment companies	1	$24.9	0	$0
Other pooled investment vehicles	13	767.7	2	276.4
Other advisory accounts	900	4,820.8	6	257.0

James M. Langer
			With Advisory Fee Based on Performance
Type of Account	Number of Accounts	Total Assets in Accounts Managed (in millions)	Number of Accounts	Total Assets (in millions)
Registered investment companies	1	$24.9	0	$0
Other pooled investment vehicles	13	767.7	2	276.4
Other advisory accounts	900	4,820.8	6	257.0

Matthew K. Swaim
			With Advisory Fee Based on Performance
Type of Account	Number of Accounts	Total Assets in Accounts Managed (in millions)	Number of Accounts	Total Assets (in millions)
Registered investment companies	1	$24.9	0	$0
Other pooled investment vehicles	13	767.7	2	276.4
Other advisory accounts	900	4,820.8	6	257.0

Eric J. Miller
			With Advisory Fee Based on Performance
Type of Account	Number of Accounts	Total Assets in Accounts Managed (in millions)	Number of Accounts	Total Assets (in millions)
Registered investment companies	1	$24.9	0	$0
Other pooled investment vehicles	13	767.7	2	276.4
Other advisory accounts	900	4,820.8	6	257.0

Jonathan P. Brodsky
			With Advisory Fee Based on Performance
Type of Account	Number of Accounts	Total Assets in Accounts Managed (in millions)	Number of Accounts	Total Assets (in millions)
Registered investment companies	1	$24.9	0	$0
Other pooled investment vehicles	13	767.7	2	276.4
Other advisory accounts	900	4,820.8	6	257.0

Drew Edwards
			With Advisory Fee Based on Performance
Type of Account	Number of Accounts	Total Assets in Accounts Managed (in millions)	Number of Accounts	Total Assets (in millions)
Registered investment companies	1	$24.9	0	$0
Other pooled investment vehicles	13	767.7	2	276.4
Other advisory accounts	900	4,820.8	6	257.0

Marco P. Priani
			With Advisory Fee Based on Performance
Type of Account	Number of Accounts	Total Assets in Accounts Managed (in millions)	Number of Accounts	Total Assets (in millions)
Registered investment companies	1	$24.9	0	$0
Other pooled investment vehicles	13	767.7	2	276.4
Other advisory accounts	900	4,820.8	6	257.0

The following replaces the section titled “Ownership of the Funds by Portfolio Managers” on page 24 of the Statement of Additional Information:

Ownership of the Funds by Portfolio Managers

The following chart sets forth the dollar range of equity securities owned by each portfolio manager in the All Cap Value Fund as of December 24, 2009:

Name of Portfolio Manager	Dollar Range of Securities in the Fund (None, $1-$10,000, $10,001-$50,000, $50,001-$100,000, $100,001 - $500,000, $500,001 - $1,000,000, Over $1,000,000)
Advisory Research All Cap Value Fund
Brien M. O’Brien	$100,001-$500,000
James M. Langer	$50,001-$100,000
Matthew K. Swaim	None
Jonathan P. Brodsky	None
Eric J. Miller	None
Drew Edwards	None
Marco P. Priani	None

The portfolio managers did not own any shares of the other Advisory Research Funds as of the date of this SAI.